Long-Term Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
Loan agreements to borrow				$ 414,000
Loans amounted	$ 414,000	$ 414,000	$ 414,000